UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

      Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Cohen Klingenstein, LLC
                     ----------------------------
Address:             355 West 52nd Street, 5th Floor
                     ----------------------------
                     New York, New York  10019
                     ----------------------------

Form 13F File Number:028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                George M. Cohen
                     ---------------------
Title:               Managing Member
                     ---------------------
Phone:               212-757-0235
                     ---------------------

Signature, Place, and Date of Signing:




George M. Cohen      New York, NY   4/26/2011
---------------------------------- -----------
     [Signature]     [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               -----------
Form 13F Information Table Entry Total:            101
                                               -----------
Form 13F Information Table Value Total:          257,428
                                               -----------
                                               (thousands)

                                   Form 13F Information Table

      Column 1          Column 2     Column 3    Column 4             Column 5       Column 6 Column 7            Column 8

                         TITLE                    VALUE     SHARES or   SH/    PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER          OF CLASS      CUSIP      (x$1000)    PRN AMT    PRN    CALL DISCRETIONMANAGERS    SOLE    SHARED NONE
Adobe Systems Inc.     com         00724F101         1,590     47,940  SH           SOLE       n/a         47,940
Akamai Technologies    com         00971T101           539     14,185  SH           SOLE       n/a         14,185
Allstate Corp.         com         020002101         1,047     32,960  SH           SOLE       n/a         32,960
Altria Group           com         02209S103           693     26,605  SH           SOLE       n/a         26,605
Amazon.com             com         023135106        10,674     59,255  SH           SOLE       n/a         59,255
Amdocs Limited         com         G02602103           211      7,305  SH           SOLE       n/a          7,305
American Express       com         025816109         3,152     69,745  SH           SOLE       n/a         69,745
American Int'l Group   com         026874107           295      8,388  SH           SOLE       n/a          8,388
Ameriprise Financial   com         03076C106           680     11,132  SH           SOLE       n/a         11,132
Amgen Inc.             com         031162100         1,843     34,480  SH           SOLE       n/a         34,480
Apollo Group           com         037604105           945     22,645  SH           SOLE       n/a         22,645
Apple Inc.             com         037833100         4,771     13,690  SH           SOLE       n/a         13,690
Atheros Communication  com         04743P108           678     15,190  SH           SOLE       n/a         15,190
Avon Products Inc.     com         054303102         1,437     53,135  SH           SOLE       n/a         53,135
Bank of Amer. Corp.    com         060505104         2,206    165,510  SH           SOLE       n/a        165,510
Becton, Dickinson      com         075887109           257      3,230  SH           SOLE       n/a          3,230
Bed Bath & Beyond      com         075896100         1,782     36,920  SH           SOLE       n/a         36,920
Berkshire Hath Cl A    com         084670108           627          5  SH           SOLE       n/a              5
Berkshire Hathaway B   com         084670207         2,719     32,509  SH           SOLE       n/a         32,509
Broadcom Corp.         com         111320107         1,302     33,050  SH           SOLE       n/a         33,050
Capital One Financial  com         14040H105           611     11,750  SH           SOLE       n/a         11,750
Carnival Corp.         com         143658300         2,388     62,245  SH           SOLE       n/a         62,245
Celgene Corp.          com         151020104           484      8,405  SH           SOLE       n/a          8,405
Cisco Systems Inc.     com         17275R102         2,573    150,010  SH           SOLE       n/a        150,010
Coach Inc.             com         189754104         1,044     20,055  SH           SOLE       n/a         20,055
Cognizant Tech Sol.    com         192446102         1,153     14,160  SH           SOLE       n/a         14,160
Colgate-Palmolive      com         194162103           226      2,800  SH           SOLE       n/a          2,800
Comcast Corp. Cl 'A'   com         20030N101         1,079     43,635  SH           SOLE       n/a         43,635
Comcast Special A      com         20030N200           623     26,812  SH           SOLE       n/a         26,812
Corn Products Int'l    com         219023108           818     15,780  SH           SOLE       n/a         15,780
Corning Inc.           com         219350105         2,056     99,645  SH           SOLE       n/a         99,645
Covance Inc.           com         222816100           253      4,630  SH           SOLE       n/a          4,630
Dick's Sporting Goods  com         253393102           770     19,270  SH           SOLE       n/a         19,270
Dionex Corp.           com         254546104           553      4,685  SH           SOLE       n/a          4,685
Directv                com         25490A101           713     15,243  SH           SOLE       n/a         15,243
Eaton Vance Tax Mngd   com         27829C105         4,737    386,696  SH           SOLE       n/a        386,696
Electronic Arts        com         285512109           276     14,130  SH           SOLE       n/a         14,130
Eli Lilly              com         532457108         2,089     59,400  SH           SOLE       n/a         59,400
FEI Company            com         30241L109           493     14,635  SH           SOLE       n/a         14,635
Flextronics Intl Ltd   com         Y2573F102           457     61,130  SH           SOLE       n/a         61,130
General Electric Co.   com         369604103         1,710     85,275  SH           SOLE       n/a         85,275
Gilead Sciences Inc.   com         375558103         1,478     34,799  SH           SOLE       n/a         34,799
GlaxoSmithKline PLC    com         37733W105         3,754     97,730  SH           SOLE       n/a         97,730
Goldman Sachs Group    com         38141G104           906      5,710  SH           SOLE       n/a          5,710
Google Inc.            com         38259P508         5,844      9,960  SH           SOLE       n/a          9,960
Hartford Fin'l Ser.    com         416515104           384     14,250  SH           SOLE       n/a         14,250
Hess Corp.             com         42809H107         1,270     14,900  SH           SOLE       n/a         14,900
Informatica Corp.      com         45666Q102         1,385     26,535  SH           SOLE       n/a         26,535
InterDigital Inc.      com         45867G101           864     18,115  SH           SOLE       n/a         18,115
International Paper    com         460146103           226      7,500  SH           SOLE       n/a          7,500
Int'l Bus. Machines    com         459200101         5,203     31,905  SH           SOLE       n/a         31,905
IShares Russell 2000G  com         464287648        69,040    724,140  SH           SOLE       n/a        724,140
Janus Capital Group    com         47102X105           667     53,460  SH           SOLE       n/a         53,460
Johnson & Johnson      com         478160104         2,398     40,471  SH           SOLE       n/a         40,471
Legg Mason, Inc.       com         524901105           368     10,210  SH           SOLE       n/a         10,210
Liberty Media Hldg A   com         53071M302           281      3,811  SH           SOLE       n/a          3,811
Liberty Media Inter A  com         53071M104           238     14,843  SH           SOLE       n/a         14,843
Lincare Holdings       com         532791100         1,020     34,390  SH           SOLE       n/a         34,390
Marvell Technology     com         G5876H105           356     22,885  SH           SOLE       n/a         22,885
Merck & Co.            com         589331107         2,603     78,855  SH           SOLE       n/a         78,855
Monsanto Co.           com         61166W101         5,156     71,347  SH           SOLE       n/a         71,347
Monster Worldwide      com         611742107           595     37,430  SH           SOLE       n/a         37,430
News Corp ADR PRF      com         65248E104           240     13,640  SH           SOLE       n/a         13,640
Nordstrom Inc.         com         655664100           898     20,000  SH           SOLE       n/a         20,000
Nu Skin Ent Inc.       com         67018T105           734     25,525  SH           SOLE       n/a         25,525
Orbital Sciences       com         685564106           482     25,455  SH           SOLE       n/a         25,455
Parametric Tech.       com         699173209           422     18,760  SH           SOLE       n/a         18,760
Paychex, Inc.          com         704326107           330     10,515  SH           SOLE       n/a         10,515
PepsiCo Inc.           com         713448108         4,623     71,780  SH           SOLE       n/a         71,780
Pfizer, Inc.           com         717081103           634     31,192  SH           SOLE       n/a         31,192
Pharma. Product Dev.   com         717124101           249      9,000  SH           SOLE       n/a          9,000
Philip Morris Int'l    com         718172109         1,746     26,605  SH           SOLE       n/a         26,605
Plains Explor & Prod   com         726505100         2,399     66,220  SH           SOLE       n/a         66,220
PowerShares QQQ Trust  com         73935A104        24,002    417,939  SH           SOLE       n/a        417,939
Procter & Gamble       com         742718109         1,041     16,900  SH           SOLE       n/a         16,900
Qlogic Corp.           com         747277101           220     11,865  SH           SOLE       n/a         11,865
ResMed Inc.            com         761152107           277      9,240  SH           SOLE       n/a          9,240
Royal Caribbean Cru.   com         V7780T103           730     17,700  SH           SOLE       n/a         17,700
Royal Dutch Shell PLC  com         780259206         2,718     37,300  SH           SOLE       n/a         37,300
RR Donnelley & Sons    com         257867101           354     18,705  SH           SOLE       n/a         18,705
Seagate Technology     com         G7945M107           349     24,210  SH           SOLE       n/a         24,210
Sealed Air Corp.       com         81211K100         2,318     86,930  SH           SOLE       n/a         86,930
Shire PLC ADS          com         82481R106           554      6,364  SH           SOLE       n/a          6,364
Silicon Laboratories   com         826919102           635     14,695  SH           SOLE       n/a         14,695
St. Jude Medical Inc.  com         790849103           907     17,695  SH           SOLE       n/a         17,695
Standard & Poors DR.   com         78462F103        16,309    123,006  SH           SOLE       n/a        123,006
State Street Corp.     com         857477103           383      8,515  SH           SOLE       n/a          8,515
Target Corp.           com         87612E106         2,947     58,935  SH           SOLE       n/a         58,935
Ultimate Software      com         90385D107           770     13,110  SH           SOLE       n/a         13,110
Union Pacific Corp.    com         907818108           983     10,000  SH           SOLE       n/a         10,000
United Parcel Service  com         911312106           738      9,935  SH           SOLE       n/a          9,935
Urban Outfitters       com         917047102           623     20,890  SH           SOLE       n/a         20,890
Valeant Pharma.        com         91911K102           974     19,555  SH           SOLE       n/a         19,555
Vanguard Emg Mkts ETF  com         922042858         4,239     86,600  SH           SOLE       n/a         86,600
ViaSat Inc.            com         92552V100           646     16,210  SH           SOLE       n/a         16,210
Vodafone Grp. PLC ADR  com         92857W100           489     17,007  SH           SOLE       n/a         17,007
Walt Disney Co.        com         254687106         8,023    186,193  SH           SOLE       n/a        186,193
Washington Post 'B'    com         939640108         1,860      4,250  SH           SOLE       n/a          4,250
Western Union Co.      com         959802109           491     23,625  SH           SOLE       n/a         23,625
Yahoo! Inc.            com         984332106           503     30,185  SH           SOLE       n/a         30,185
Yum! Brands Inc.       com         988498101         2,728     53,100  SH           SOLE       n/a         53,100
Zimmer Holdings Inc.   com         98956P102         1,275     21,065  SH           SOLE       n/a         21,065